PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers	$ 999	[1]	6,200	[1]	12,419	[1]
Prepaid marketing and consulting fee in connection with the Cloud infrastructure	3,626		22,500		7,500
Income tax receivable					4,590
Staff field advances	882		5,472		2,570
Other deposit and receivables	3,418		21,202		23,470
Total	$ 8,925		55,374		50,549

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.